Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2013
Financial Information Relating to Group's Segments

The following table presents selected financial information relating to the Group’s segments:

Year ended December 31, 2013:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated

Revenues	128,436	50,356	5,011	183,803
Cost of revenues	117,578	4,243	3,765	125,586

Gross profit	10,858	46,113	1,246	58,217
Unallocated operating expenses				55,952
Unallocated non-operating income, net				545

Income before income tax expense				2,810

Year ended December 31, 2012:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated

Revenues	112,786	46,234	6,478	165,498
Cost of revenues	107,976	4,864	4,303	117,143

Gross profit	4,810	41,370	2,175	48,355
Unallocated operating expenses				52,260
Unallocated non-operating income, net				2,901

Income before income tax expense				(1,004)

Year ended December 31, 2011:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated

Revenues	238,837	34,285	7,016	280,138
Cost of revenues	187,878	3,737	4,015	195,630

Gross profit	50,959	30,548	3,001	84,508
Unallocated operating expenses				36,823
Unallocated non-operating income, net				2,499

Loss before income tax expense				50,184